PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Air Transportation
400,000	Air Lease Corp.	2.1%	11,064,000

	Biotechnology
300,000	InterMune Inc. θ	0.9%	4,611,000

	Chemicals
350,000	Calgon Carbon Corp. θ		6,646,500
110,000	Compass Minerals International Inc.		8,389,700
		2.8%	15,036,200

	Communications Equipment
275,000	QUALCOMM Inc.	3.5%	18,524,000

	Electronics
375,000	Trimble Navigation Ltd. θ	2.1%	11,141,250

	Financial Services
300,000	Capital One Financial Corp.		20,622,000
500,000	Charles Schwab Corp.		10,570,000
100,000	First Horizon National Corp.		1,099,000
650,000	TCF Financial Corp.		9,282,000
300,000	Wells Fargo & Co.		12,396,000
		10.1%	53,969,000

	Food Products
310,000	Mondelez International Inc.		9,740,200
125,000	PepsiCo Inc.		9,937,500
		3.7%	19,677,700

	Health Care Services
165,000	Cardinal Health Inc.		8,604,750
220,000	Express Scripts Holding Co. θ		13,591,600
		4.2%	22,196,350

	Home Builders
810,000	DR Horton Inc.		15,738,300
1,150,000	PulteGroup Inc.		18,975,000
240,000	Toll Brothers Inc. θ		7,783,200
		8.0%	42,496,500

	Lodging
400,000	Orient-Express Hotels Ltd. Θ	1.0%	5,192,000

	Medical Equipment
60,000	Edwards Lifesciences Corp. θ	0.8%	4,177,800

	Natural Gas
50,000	MDU Resources Group Inc.	0.3%	1,398,500

	Networking Products
1,600,000	Riverbed Technology Inc. θ	4.4%	23,344,000

	Oil & Gas
100,000	Thermon Group Holdings Inc. θ		2,311,000
800,000	W&T Offshore Inc.		14,176,000
		3.1%	16,487,000

	Pharmaceuticals
200,000	Abbott Laboratories		6,638,000
130,000	Novartis AG (ADR)		9,972,300
150,000	Roche Holdings Ltd. (ADR)		10,129,500
		5.0%	26,739,800

	Professional Services
450,000	Iron Mountain Inc.	2.3%	12,159,000

	Semiconductor Capital Equipment
1,650,000	Applied Materials Inc.		28,941,000
175,000	Lam Research Corp. θ		8,958,250
		7.1%	37,899,250

	Semiconductors
725,000	EZchip Semiconductor Ltd. θ, λ		17,864,000
455,000	Intel Corp.		10,428,600
		5.3%	28,292,600

	Services
260,000	ADT Corp.		10,571,600
300,000	Thomson Reuters Corp.		10,503,000
		4.0%	21,074,600

	Software
375,000	Autodesk Inc. θ		15,438,750
225,000	Intuit Inc.		14,919,750
		5.7%	30,358,500

	Telecommunications Equipment
1,000,000	Ciena Corp. θ		24,980,000
1,000,000	Finisar Corp. θ		22,630,000
1,120,000	Harmonic Inc. θ		8,612,800
		10.5%	56,222,800

	Telecommunication Services
500,000	Vivendi SA (ADR)	2.2%	11,475,000

	Transportation
300,000	C.H. Robinson Worldwide Inc.		17,868,000
375,000	Expeditors International of Washington Inc.		16,522,500
		6.5%	34,390,500

	Total investment in equities
	(cost $429,145,709)	95.6%	507,927,350

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Albina Community Bank 0.20%, matures 01/15/2014		98,810
100,000	Carver Federal Savings Bank 0.25%, matures 02/18/2014		98,466
100,000	Community Bank of the Bay 0.30%, matures 07/15/2014		96,855
100,000	Eastern Bank 0.10%, matures 01/29/2014		98,685
100,000	Latino Community Credit Union 0.50%, matures 02/20/2014		98,444
100,000	Metro Bank 0.20%, matures 05/10/2014		97,578
100,000	Opportunities Credit Union 0.20%, matures 04/25/2014		97,743
100,000	Self-Help Credit Union 1.06%, matures 01/15/2014		98,842
100,000	Southern Bancorp Bank 0.35%, matures 01/15/2014		98,848
		0.2%	884,271

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2014		193,524
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2014		196,187
100,000	Vermont Community Loan Fund 1.00%, matures 10/15/2013		99,770
		0.1%	489,481

	Time Deposits
25,558,120	BBH Cash Management Service
	U.S. Bank NA, Cincinnati 0.03%, due 10/01/2013	4.7%	25,558,120

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
4,641,585	Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class variable rate, 0.02%	0.9%	4,641,585

	Total short-term securities
	(cost $31,573,457)	5.9%	31,573,457

	Total securities
	(cost $460,719,166)	101.5%	539,500,807

	Payable upon return of securities loaned	(0.9)%	(4,641,585)

	Other assets and liabilities - net	(0.6)%	(3,326,784)

	Total net assets	100.0%	531,532,438

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2013. The total value of the securities on loan at September 30, 2013 was $4,546,373.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$429,983,611
Unrealized appreciation	$83,206,037
Unrealized depreciation	(5,262,298)

Net unrealized appreciation	$77,943,739

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$58,191,500	$-	$-	$58,191,500
Consumer Staples	19,677,700	-	-	19,677,700
Energy	14,176,000	-	-	14,176,000
Financials	53,969,000	-	-	53,969,000
Health Care	57,724,950	-	-	57,724,950
Industrials	70,496,100	-	-	70,496,100
Information Technology	205,782,400	-	-	205,782,400
Materials	15,036,200	-	-	15,036,200
Telecommunication Services	11,475,000	-	-	11,475,000
Utilities	1,398,500	-	-	1,398,500
Short-Term Investments	30,199,705	-	1,373,752	31,573,457
Total	$538,127,055	$-	$1,373,752	$539,500,807

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2013:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2012	$1,384,196
Discounts/premiums amortization	(10,444)
Purchases	1,300,000
Sales	(1,300,000)
Balance as of September 30, 2013	$1,373,752

There were no significant transfers between Level 1 and Level 2. Additionally, there were no significant transfers in or out of Level 3.

Quantitative information about Level 3 fair value measurements:

	Fair Value at	Valuation		Range /
	September 30, 2013	Technique	Unobservable Input	Weighted Average
Certificates of Deposit	$884,271	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$489,481	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID - CAP FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Apparel
68,000	Coach Inc.	1.7%	3,708,040

	Chemicals
80,000	Compass Minerals International Inc.	2.8%	6,101,600

	Consulting Services
49,500	Teradata Corp.	1.3%	2,744,280

	Data Processing
65,000	Equifax Inc.		3,890,250
40,000	Fiserv Inc. θ		4,042,000
107,500	Paychex Inc.		4,368,800
		5.7%	12,301,050

	Financial Services
45,000	Capital One Financial Corp.		3,093,300
200,000	Charles Schwab Corp.		4,228,000
425,000	First Horizon National Corp.		4,670,750
150,000	SEI Investments Co.		4,636,500
		7.7%	16,628,550

	Food Products
177,000	Sysco Corp.	2.6%	5,633,910

	Health Care Products
110,000	DENTSPLY International Inc.	2.2%	4,775,100

	Health Care Services
70,500	Cardinal Health Inc.	1.7%	3,676,575

	Industrial Manufacturing
126,500	Pentair Ltd.		8,214,910
57,500	Teleflex Inc.		4,731,100
197,500	Xylem Inc.		5,516,175
		8.5%	18,462,185

	Insurance
35,000	Verisk Analytics Inc. θ	1.0%	2,273,600

	Media
36,000	Scripps Networks Interactive Inc.	1.3%	2,811,960

	Medical Equipment
140,250	Patterson Companies Inc.	2.6%	5,638,050

	Natural Gas
50,000	Energen Corp.		3,819,500
211,000	MDU Resources Group Inc.		5,901,670
145,000	Spectra Energy Corp.		4,963,350
		6.8%	14,684,520

	Oil & Gas
79,000	Cameron International Corp. θ		4,611,230
29,000	Concho Resources Inc. θ		3,155,490
128,000	Noble Corp.		4,834,560
		5.8%	12,601,280

	Professional Services
206,000	Insperity Inc.		7,745,600
205,000	Iron Mountain Inc.		5,539,100
		6.1%	13,284,700

	Retail
70,000	Nordstrom Inc.	1.8%	3,934,000

	Semiconductor Capital Equipment
415,000	Applied Materials Inc.	3.4%	7,279,100

	Services
21,000	Ecolab Inc.	1.0%	2,073,960

	Software
122,900	Autodesk Inc. θ		5,059,793
57,036	Check Point Software Technologies Ltd. θ		3,225,956
51,500	Citrix Systems Inc. θ		3,636,415
84,500	Intuit Inc.		5,603,195
145,000	Synopsys Inc. θ		5,466,500
		10.6%	22,991,859

	Telecommunications Equipment
108,500	Motorola Solutions Inc.	3.0%	6,442,730

	Telecommunication Services
280,000	Shaw Communications Inc. λ	3.0%	6,507,200

	Transportation
134,000	C.H. Robinson Worldwide Inc.		7,981,040
173,000	Expeditors International of Washington Inc.		7,622,380
		7.2%	15,603,420

	Utility & Power Distribution
117,500	AGL Resources Inc.		5,408,525
314,800	Questar Corp.		7,079,852
		5.7%	12,488,377

	Waste Management
155,000	Waste Management Inc.	2.9%	6,392,200

	Total investment in equities
	(cost $173,202,057)	96.4%	209,038,246

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
8,136,789	BBH Cash Management Service
	Standard Charter Bank, London 0.03%, due 10/01/2013		4,714,423
	U.S. Bank NA, Cincinnati 0.03%, due 10/01/2013		3,422,366
		3.7%	8,136,789

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
2,499,688	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	1.2%	2,499,688

	Total short-term securities
	(cost $10,636,477)	4.9%	10,636,477

	Total securities
	(cost $183,838,534)	101.3%	219,674,723

	Payable upon return of securities loaned	(1.2)%	(2,499,688)

	Other assets and liabilities - net	(0.1)%	(234,151)

	Total net assets	100.0%	216,940,884

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2013. The total value of the securities on loan at September 30, 2013 was $2,450,220.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$173,233,080
Unrealized appreciation	$35,955,767
Unrealized depreciation	(150,601)

Net unrealized appreciation	$35,805,166

The Parnassus Mid-Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$16,961,200	$-	$-	$16,961,200
Consumer Staples	5,633,910	-	-	5,633,910
Energy	21,384,130	-	-	21,384,130
Financials	16,628,550	-	-	16,628,550
Health Care	18,820,825	-	-	18,820,825
Industrials	55,175,255	-	-	55,175,255
Information Technology	47,868,769	-	-	47,868,769
Materials	8,175,560	-	-	8,175,560
Utilities	18,390,047	-	-	18,390,047
Short-Term Investments	10,636,477	-	-	10,636,477
Total	$219,674,723	$-	$-	$219,674,723

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS SMALL - CAP FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Air Transportation
800,000	Air Lease Corp.	3.0%	22,128,000

	Auto Parts
1,175,000	Gentex Corp.	4.1%	30,068,250

	Biotechnology
975,000	InterMune Inc. θ, λ	2.0%	14,985,750

	Chemicals
975,000	Calgon Carbon Corp. θ		18,515,250
400,000	Compass Minerals International Inc.		30,508,000
1,175,000	Intrepid Potash Inc. θ, λ		18,424,000
		9.2%	67,447,250

	Electronics
200,000	Harman International Industries Inc.	1.8%	13,246,000

	Financial Services
1,300,000	First American Financial Corp.		31,655,000
1,700,000	First Horizon National Corp.		18,683,000
1,250,000	TCF Financial Corp.		17,850,000
		9.3%	68,188,000

	Health Care Services
1,100,000	VCA Antech Inc. θ	4.1%	30,206,000

	Home Builders
1,000,000	PulteGroup Inc.		16,500,000
300,000	Toll Brothers Inc. θ		9,729,000
		3.6%	26,229,000

	Lodging
600,000	Orient-Express Hotels Ltd. θ	1.1%	7,788,000

	Machinery
2,550,000	Blount International Inc. θ, Ω		30,880,500
950,000	MRC Global Inc. θ		25,460,000
340,000	Regal-Beloit Corp.		23,096,200
		10.8%	79,436,700

	Natural Gas
715,000	MDU Resources Group Inc.	2.7%	19,998,550

	Networking Products
1,850,000	Riverbed Technology Inc. θ	3.7%	26,991,500

	Oil & Gas
775,000	Energy XXI (Bermuda) Ltd.		23,405,000
465,000	Thermon Group Holdings Inc. θ		10,746,150
1,200,000	W&T Offshore Inc. λ		21,264,000
		7.6%	55,415,150

	Professional Services
400,000	Insperity Inc.		15,040,000
750,000	Iron Mountain Inc.		20,265,000
		4.8%	35,305,000

	Semiconductors
885,000	EZchip Semiconductor Ltd. θ, λ		21,806,400
3,100,000	PMC-Sierra Inc. θ		20,522,000
		5.8%	42,328,400

	Services
575,000	MICROS Systems Inc. θ, λ	3.9%	28,715,500

	Software
1,450,000	Checkpoint Systems Inc. θ		24,215,000
550,000	Compuware Corp.		6,160,000
150,000	VeriSign Inc. θ		7,633,500
		5.2%	38,008,500

	Telecommunications Equipment
1,400,000	Ciena Corp. θ, λ		34,972,000
1,300,000	Finisar Corp. θ		29,419,000
1,400,000	Harmonic Inc. θ		10,766,000
		10.2%	75,157,000

	Transportation
1,900,000	UTi Worldwide Inc.	3.9%	28,709,000

	Utility & Power Distribution
680,000	Questar Corp.	2.1%	15,293,200

	Total investment in equities
	(cost $619,477,352)	98.9%	725,644,750

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
6,273,921	BBH Cash Management Service
	Standard Charter Bank, London 0.03%, due 10/01/2013	0.8%	6,273,921

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
79,442,028	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	10.8%	79,442,028

	Total short-term securities
	(cost $85,715,949)	11.6%	85,715,949

	Total securities
	(cost $705,193,301)	110.5%	811,360,699

	Payable upon return of securities loaned	(10.8)%	(79,442,028)

	Other assets and liabilities - net	0.3%	2,160,605

	Total net assets	100.0%	734,079,276

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2013. The total value of the securities on loan at September 30, 2013 was $77,822,067.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$619,617,232
Unrealized appreciation	$121,163,779
Unrealized depreciation	(15,136,261)

Net unrealized appreciation	$106,027,518

The Parnassus Small-Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$77,331,250	$-	$-	$77,331,250
Energy	44,669,000	-	-	44,669,000
Financials	68,188,000	-	-	68,188,000
Health Care	45,191,750	-	-	45,191,750
Industrials	176,324,850	-	-	176,324,850
Information Technology	211,200,900	-	-	211,200,900
Materials	67,447,250	-	-	67,447,250
Utilities	35,291,750	-	-	35,291,750
Short-Term Investments	85,715,949	-	-	85,715,949
Total	$811,360,699	$-	$-	$811,360,699

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2013, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2013 is set forth below:

	December 31, 2012
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Blount International Inc.	-	2,550,000	-	2,550,000	$30,880,500	$-
Total Affiliates					$30,880,500	$-

PARNASSUS WORKPLACE FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Building Materials
200,000	Simpson Manufacturing Co., Inc.	1.5%	6,514,000

	Communications Equipment
200,000	QUALCOMM Inc.	3.2%	13,472,000

	Cosmetics & Personal Care
130,000	Procter & Gamble Co.	2.3%	9,826,700

	Electronic Components
800,000	Corning Inc.	2.7%	11,672,000

	Financial Services
275,000	Capital One Financial Corp.		18,903,500
650,000	Charles Schwab Corp.		13,741,000
1,050,000	First Horizon National Corp.		11,539,500
500,000	TCF Financial Corp.		7,140,000
325,000	Wells Fargo & Co.		13,429,000
		15.2%	64,753,000

	Food Products
415,000	Mondelez International Inc.		13,039,300
100,000	PepsiCo Inc.		7,950,000
		4.9%	20,989,300

	Insurance
100,000	Cigna Corp.	1.8%	7,686,000

	Machinery
50,000	Deere & Co.	1.0%	4,069,500

	Medical Equipment
90,000	Edwards Lifesciences Corp. θ	1.5%	6,266,700

	Natural Gas
200,000	MDU Resources Group Inc.	1.3%	5,594,000

	Networking Products
200,000	Cisco Systems Inc.		4,684,000
1,300,000	Riverbed Technology Inc. θ		18,967,000
		5.6%	23,651,000

	Pharmaceuticals
275,000	Abbott Laboratories		9,127,250
100,000	Gilead Sciences Inc. θ		6,284,000
140,000	Novartis AG (ADR)		10,739,400
15,000	Novo-Nordisk A/S (ADR)		2,538,300
175,000	Roche Holdings Ltd. (ADR)		11,817,750
		9.5%	40,506,700

	Retail
150,000	Target Corp.	2.3%	9,597,000

	Semiconductor Capital Equipment
1,200,000	Applied Materials Inc.	4.9%	21,048,000

	Semiconductors
400,000	Altera Corp.		14,864,000
575,000	Intel Corp.		13,179,000
		6.6%	28,043,000

	Software
100,000	Adobe Systems Inc. θ		5,194,000
460,000	Autodesk Inc. θ		18,938,200
60,000	Citrix Systems Inc. θ		4,236,600
250,000	Intuit Inc.		16,577,500
		10.6%	44,946,300

	Telecommunication Services
550,000	Shaw Communications Inc. λ	3.0%	12,782,000

	Transportation
325,000	C.H. Robinson Worldwide Inc. λ		19,357,000
450,000	Expeditors International of Washington Inc.		19,827,000
60,000	FedEx Corp.		6,846,600
		10.8%	46,030,600

	Total investment in equities
	(cost $319,476,000)	88.7%	377,447,800

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
50,253,931	BBH Cash Management Service
	Wells Fargo, San Francisco 0.03%, due 10/01/2013	11.8%	50,253,931

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
13,714,604	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	3.2%	13,714,604

	Total short-term securities
	(cost $63,968,535)	15.0%	63,968,535

	Total securities
	(cost $383,444,535)	103.7%	441,416,335

	Payable upon return of securities loaned	(3.2)%	(13,714,604)

	Other assets and liabilities - net	(0.5)%	(2,099,325)

	Total net assets	100.0%	425,602,406

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2013. The total value of the securities on loan at September 30, 2013 was $13,441,133.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$319,546,242
Unrealized appreciation	$61,038,701
Unrealized depreciation	(3,137,143)

Net unrealized appreciation	$57,901,558

The Parnassus Workplace Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$22,379,000	$-	$-	$22,379,000
Consumer Staples	30,816,000	-	-	30,816,000
Financials	64,753,000	-	-	64,753,000
Health Care	54,459,400	-	-	54,459,400
Industrials	56,614,100	-	-	56,614,100
Information Technology	142,832,300	-	-	142,832,300
Utilities	5,594,000	-	-	5,594,000
Short-Term Investments	63,968,535	-	-	63,968,535
Total	$441,416,335	$-	$-	$441,416,335

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ASIA FUND

Portfolio of Investments as of September 30, 2013 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Hong Kong
12,000	Biostime International Holdings Ltd.		90,723
75,000	Lenovo Group Ltd.		78,608
83,000	Li & Fung Ltd.		120,898
23,200	Television Broadcasts Ltd.		146,365
		15.0%	436,594

	Indonesia
3,000,000	Asuransi Multi Artha Guna PT		57,102
114,000	Bank Rakyat Indonesia (Persero) Tbk.		71,375
		4.5%	128,477

	Japan
150	Fast Retailing Co., Ltd.		56,570
2,500	KDDI Corp.		128,468
1,000	Kyocera Corp. θ		53,325
		8.1%	238,363

	Singapore
15,000	Keppel Corp., Ltd.		124,716
38,000	OSIM International Ltd.		58,451
38,500	Petra Foods Ltd.		106,295
		10.0%	289,462

	South Korea
125	Samsung Electronics Co., Ltd.	5.5%	158,718

	Thailand
157,000	Amata Corp.		87,962
35,000	Thai Union Frozen Products Public Co., Ltd.		57,197
69,000	Thanachart Capital Public Co., Ltd.		74,107
87,000	TICON Industrial Connection Ltd.		45,331
		9.2%	264,597

	United States
6,500	Applied Materials Inc.		114,010
2,800	Expeditors International of Washington Inc.		123,368
1,400	QUALCOMM Inc.		94,304
		11.3%	331,682

	Total investment in equities
	(cost $1,811,304)	63.6%	1,847,893

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
1,084,394	BBH Cash Management Service
	Standard Charter Bank, London 0.03%, due 10/01/2013	37.3%	1,084,394

	Total short-term securities
	(cost $1,084,394)	37.3%	1,084,394

	Total securities
	(cost $2,895,698)	100.9%	2,932,287

	Other assets and liabilities - net	(0.9)%	(27,363)

	Total net assets	100.0%	2,904,924

θ	This security is non-income producing.

The portfolio of investments as of September 30, 2013 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$1,811,304
Unrealized appreciation	$100,692
Unrealized depreciation	(64,103)

Net unrealized appreciation	$36,589

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2013, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Hong Kong	$-	$436,594	$-	$436,594
Indonesia	-	128,477	-	128,477
Japan	-	238,363	-	238,363
Singapore	-	289,462	-	289,462
South Korea	-	158,718	-	158,718
Thailand	-	264,597	-	264,597
United States	331,682		-	331,682
Short-Term Investments	1,084,394	-	-	1,084,394
Total	$1,416,076	$1,516,211	$-	$2,932,287

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

The Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Fund's investment adviser under procedure established by and under the general supervision and responsibility of the Trustees. The Fund’s valuation committee is comprised of independent trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 7, 2013

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 7, 2013